Income Taxes - Reconciliation of Statutory Federal Income Tax Rate and Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax rate	35.00%	35.00%
Permanent items	35.00%	(12.00%)
State income taxes, net of federal taxes	16.00%	4.00%
Change in valuation allowance	(91.00%)	(29.00%)
Tax credits claimed	5.00%	1.00%
Other	0.00%	1.00%
Effective income tax rate	0.00%	0.00%